Concentrations and Risks	12 Months Ended
Mar. 31, 2026
Concentrations and Risks [Abstract]
CONCENTRATIONS AND RISKS

25. CONCENTRATIONS AND RISKS

Credit risk

Bank balances

The Company believes that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where the Company’s Hong Kong subsidiaries is located.

Cash segregated for regulatory purpose is deposited in financial institutions as required by the Hong Kong Securities and Futures Ordinance. These financial institutions are of sound credit ratings and hence management believes that there is no significant credit risk related to cash held for regulatory purpose.

Receivables from customers

The Company’s securities trading activities are transacted on either a cash or margin basis. The Company’s credit risk is limited because substantially all of the contracts entered into are settled directly at securities clearing organizations. In margin transactions, the Company extends credit to customers subject to various regulatory and internal margin requirements, collateralized by cash and securities in the customers’ account. IPO loans are exposed to credit risk from customers who fail to repay the loans upon IPO stock allotment. The Company monitors the customers’ collateral level and has the right to dispose of the newly allotted stocks once the stocks first start trading. No IPO loans are outstanding as of March 31, 2026 and 2025.

In connection with its clearing activities, the Company is obligated to settle transactions with brokers and other financial institutions even if its customers fail to meet their obligations to the Company. Customers are required to complete their transactions by the settlement date, generally two business days after the trade date. If customers do not fulfil their contractual obligations, the Company may incur losses. The Company has established procedures to reduce this risk by generally requiring customers to deposit sufficient cash and/or securities into their account prior to placing an order.

Right to receive cryptocurrencies

The Company is exposed to risk from right to receive cryptocurrencies. These assets are subject to credit evaluations. An allowance, where applicable, is made for estimated unrecoverable amounts that have been determined by reference to past default experience and the current economic environment.

Other current assets

The Company is exposed to risk from other current assets. These assets are subject to credit evaluations. An allowance, where applicable, is made for estimated unrecoverable amounts that have been determined by reference to past default experience and the current economic environment.

Concentration of credit risk

The Company’s exposure to credit risk associated with its brokerage and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes.

Details of the customers accounting for 10% or more of total revenue are as follows:

	For the years ended March 31,
	2026	2026	2025	2025	2024	2024
	$’000%		$’000%		$’000%
Customer A	480	*	637	23%	1,760	41%
Customer B	50	*	591	21%	-	-
Customer C - a related party	536	*	527	19%	815	19%
Customer D	-	-	388	14%	-	-
Customer E	-	-	309	11%	-	-
Customer F	-	-	-	-	1,100	26%
Customer G	7,131	25%	-	-	-	-
Customer H	6,588	23%	-	-	-	-
Customer I	4,146	15%	-	-	-	-

Details of the customers accounting for 10% or more of total expenses are as follows:

	For the years ended March 31,
	2026	2026	2025	2025	2024	2024
	$’000%		$’000%		$’000%
Supplier A	18,628	47%	-	-	-	-

Details of the customers accounting for 10% or more of total receivables from customers are as follows:

	As of March 31,
	2026	2026	2025	2025
	$’000%		$’000%
Customer B	-	-	99	52%
Customer C - a related party	292	*	42	22%
Customer J	-	-	41	21%
Customer H	3,460	30%	-	-
Customer G	5,163	45%	-	-
Customer I	1,218	10%	-	-

Details of the customers accounting for 10% or more of total payables to customers are as follows:

	As of March 31,
	2026	2026	2025	2025
	$’000%		$’000%
Customer K	-	-	1,568	31%
Customer L	-	-	1,404	28%
Customer M	-	-	655	13%
Customer A	371	13%	-	-

Details of the suppliers accounting for 10% or more of total payables to AI cloud service providers are as follows:

	As of March 31,
	2026	2026	2025	2025
	$’000%		$’000%
Supplier A	10,054	96%	-	-

*	Less than 10%

The disclosure of customers represents separate and distinct customers and there are no customers listed that also comprise a significant percentage of either the Company’s revenues or receivables or payables for any year presented.

Currency risk

Currency risk arises from the possibility that fluctuations in foreign exchange rates will impact the financial instruments. The Company is not exposed to significant transactional foreign currency risk since almost all of its transactions, assets and liabilities are denominated in HKD which is the functional currency of the operating subsidiaries.

Market and geographic risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.